Schedule of Investments
November 30, 2022 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.21%

Computer & Office Equipment - 2.20%
Cisco Systems, Inc.	1,738	86,413

Crude Petroleumn & Natural Gas - 4.75%
Coterra Energy, Inc.	3,800	106,058
Devon Energy Corp.	1,175	80,511

		186,569

Electric Services - 4.58%
NextEra Energy, Inc.	1,250	105,875
NRG Energy, Inc.	1,742	73,948

		179,823

Household Appliances - 2.48%
A.O. Smith Corp.	1,600	97,184

Industrial Organci Chemicals - 2.52%
LyondellBasell Industries N.V. Class A	1,161	98,697

Investment Advice - 2.45%
Ameriprise Financial, Inc.	290	96,266

Metal Mining - 1.32%
Cleveland-Cliffs, Inc. (2)	3,357	51,966

Natural Gas Distribution - 2.76%
Atmos Energy Corp.	900	108,180

Natural Gas Transmission - 2.63%
Kinder Morgan, Inc.	5,390	103,057

Operative Builders - 1.95%
PulteGroup, Inc.	1,710	76,574

Petroleum Refining- 4.25%
Marathon Petroleum Corp.	1,370	166,880

Pharmaceutical Preparations - 7.94%
Johnson & Johnson	628	111,784
Merck & Co., Inc.	1,000	110,120
Pfizer, Inc.	1,788	89,632

		311,536

Poultry Slaughtering and Processing- 2.53%
Tyson Foods, Inc.	1,500	99,420

Radio & Tv Broadcasting & Communications Equipment - 1.74%
Qualcomm, Inc.	540	68,305

Real Estate - 1.87%
CBRE Group, Inc. Class A (2)	920	73,232

Retail-Building Materials, Hardware, Garden Supply - 2.65%
Tractor Supply Co.	459	103,876

Retail-Radio TV & Consumer Electronics Sotres- 1.93%
Best Buy Co., Inc.	890	75,917

Retail-Building Materials, Hardware, Garden Supply - 4.43%
Costco Wholesale Corp.	180	97,065
Target Corp.	460	76,852

		173,917

Security Brokers, Dealers & Flotation Companies - 2.02%
T.Rowe Price Group, Inc.	635	79,318

Semiconductors & Related Devices - 4.36%
Intel Corp.	3,220	96,825
Skyworks Solutions, Inc.	775	74,106

		170,931

Services- Advertising Agencies - 2.15%
Interpublic Group of Cos., Inc.	2,450	84,182

Services-Business Services, Inc. - 2.71%
Visa, Inc. Class A	490	106,330

Services- Computer Programming, Data Processing, Etc.- 1.90%
Alphabet, Inc. Class A (2)	740	74,733

Services-Help Supply Services, Inc. - 1.75%
Robert Half International, Inc.	872	68,696

Services- Medical Laboratories- 2.79%
Quest Diagnostics, Inc.	720	109,318

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens). - 6.66%
Nucor Corp.	768	115,161
Steel Dynamics, Inc.	1,405	146,022

		261,183

Sugar & Confectionery Products - 3.03%
Hershey Co.	505	118,761

Surgical & Medical Instruments & Apparatus - 2.22%
3M Co.	690	86,919

Television Broadcasting Stations - 1.98%
Fox Corp. Class A	2,400	77,880

Title Insurance - 2.57%
Fidelity National Financial, Inc.	2,500	100,900

Trucking & Courier Services (No Air) - 2.09%
United Parcel Service, Inc. Class B	432	81,963

Total Common Stock	(Cost $ 3,499,730)	3,578,926

Real Estate Investment Trusts - 5.21%

VICI Properties, Inc.	3,365	115,083
Weyerhaeuser Co.	2,727	89,200

Total Registered Investment Companies	(Cost $ 205,082)	204,283

Money Market Registered Investment Companies - 3.33%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 3.58% (3)	130,506	130,506

Total Money Market Registered Investment Companies	(Cost $ 130,506)	130,506

Total Investments - 99.74%	(Cost $ 3,835,318)	3,913,715

Other Assets less Liabilities - .26%		10,187

Total Net Assets - 100.00%		3,923,902

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,913,715	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,913,715	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2022.